UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05820
The Hyperion Brookfield Total Return Fund, Inc.

(Exact name of registrant as specified in charter)
Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281-1010
(Address of principal executive offices) (Zip code)
Thomas F. Doodian, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-549-8400
Date of fiscal year end: November 30, 2008
Date of reporting period: February 29, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
Portfolio of investments (Unaudited)
February 29, 2008
Item 1. Schedule of Investments

				Principal
	Interest			Amount
	Rate		Maturity	(000s)		Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 55.4%

U.S. Government Agency Collateralized Mortgage Obligations - 1.5%

Federal Home Loan Mortgage Corporation
Series 1675, Class KC	6.50%		10/15/10	$1,266		$1,267,732
Series 1604, Class MC	9.00	†	11/15/08	131		132,922
Series 1604, Class SB	9.00	†	11/15/08	25		25,407
Series 1587, Class SK	9.00	†	10/15/08	173		175,262

						1,601,323

Federal National Mortgage Association
Series 1997-79, Class PL	6.85		12/18/27	811		869,499
Series 1998-W6, Class B3	7.09		10/25/28	1,011		722,833
Series 1993-170, Class SC	9.00	†	09/25/08	5		4,910
Series 1993-48, Class C	9.50		04/25/08	0		3

						1,597,245

Total U.S. Government Agency Collateralized Mortgage Obligations
(Cost — $3,281,101)						3,198,568

U.S. Government Agency Pass-Through Certificates - 49.0%

Federal Home Loan Mortgage Corporation
Pool 949293	5.88		10/01/37	4,981	@	5,127,491
Pool 955369	6.00		11/01/37	6,432	@	6,614,077
Pool A16170	6.00		12/01/33	2,630	@	2,697,869
Pool A17112	6.00		12/01/33	9,212	@	9,450,379
Pool 940363	6.50		06/01/37	9,286	@	9,576,452
Pool 945836	6.50		08/01/37	4,831	@	4,982,368
Pool 948362	6.50		08/01/37	2,374		2,448,535
Pool A24261	6.50		07/01/34	2,140		2,233,053
Pool A25455	6.50		08/01/34	2,288		2,387,522
Pool C53494	7.50		06/01/31	50		54,050
Pool C56878	8.00		08/01/31	120		130,360
Pool C58516	8.00		09/01/31	134		146,000
Pool C59641	8.00		10/01/31	360		391,665
Pool C55166	8.50		07/01/31	215		239,062
Pool C55167	8.50		07/01/31	77		85,088
Pool C55168	8.50		07/01/31	81		89,757
Pool C55169	8.50		07/01/31	190		211,484
Pool C60422	8.50		10/01/31	62		69,302
Pool C60423	8.50		10/01/31	239		265,824
Pool G01466	9.50		12/01/22	1,520		1,695,387
Pool 555538	10.00		03/01/21	1,170		1,336,706

						50,232,431

Federal National Mortgage Association
Pool 649881	6.00		09/01/32	1,986		2,038,933
Pool 811125	6.00		02/01/35	2,839		2,905,284
Pool 650162	6.50		10/01/32	1,589		1,658,539
Pool 652870	6.50		10/01/32	1,814		1,893,848
Pool 654917	6.50		08/01/32	4,600	@	4,802,581
Pool 655843	6.50		09/01/32	1,877		1,960,052
Pool 783828	6.50		07/01/34	1,115		1,159,106
Pool 809240	6.50		01/01/35	1,235		1,284,010
Pool 941332	6.50		07/01/37	2,380	@	2,468,053
Pool 555933	7.00		06/01/32	7,153	@	7,637,280
Pool 645912	7.00		06/01/32	1,480		1,577,080
Pool 645913	7.00		06/01/32	1,703		1,814,658
Pool 843773	7.00		12/01/35	962		1,016,580
Pool 255053	7.50		12/01/33	466		501,766
Pool 545990	7.50		04/01/31	2,652		2,874,968
Pool 735576	7.50		11/01/34	2,842	@	3,076,823
Pool 784369	7.50		07/01/13	221		226,121

THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
Portfolio of investments (Unaudited)
February 29, 2008

				Principal
	Interest			Amount
	Rate		Maturity	(000s)		Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)

Pool 789284	7.50%		05/01/17	$554		$577,267
Pool 827853	7.50		10/01/29	727		787,639
Pool 833602	7.50		11/01/35	1,714		1,833,906
Pool 885034	7.50		05/01/36	1,310		1,377,646
Pool 896391	7.50		06/01/36	2,625		2,759,995
Pool 398800	8.00		06/01/12	640		668,983
Pool 735800	8.00		01/01/35	1,779		1,940,141
Pool 887694	8.00		06/01/36	471		500,240
Pool 827855	8.50		10/01/29	1,463		1,608,641
Pool 545436	9.00		10/01/31	639		709,271
Pool 852865	9.00		07/01/20	2,147		2,369,010
Pool 458132	9.48		03/15/31	2,395		2,688,174

						56,716,595

Total U.S. Government Agency Pass-Through Certificates
(Cost — $105,656,253)						106,949,026

U.S. Treasury Obligations - 4.9%
United States Treasury Note (cost $9,776,563)	4.50		05/15/17	10,000	@	10,772,660

Total U.S. Government & Agency Obligations
(Cost — $118,713,917)						120,920,254

ASSET-BACKED SECURITIES - 25.3%

Housing Related Asset-Backed Securities - 20.7%

125 Home Loan Owner Trust
Series 1998-1A, Class M2* (b)	8.25		02/15/29	214		182,244
Access Financial Manufactured Housing Contract Trust
Series 1995-1, Class B1	7.65		05/15/21	10,060		9,172,235
Asset Backed Funding Corporation
Series 2005-AQ1, Class B1* (e)	5.75/6. 25		06/25/35	1,986		1,165,805
Series 2005-AQ1, Class B2* (e)	5.75/6. 25		06/25/35	2,087		1,354,463

						2,520,268

Asset Backed Securities Corp. Home Equity
Series 2006-HE3, Class A4(d) (h)	3.31	†	03/25/36	1,485		1,390,337
First Franklin Mortgage Loan Trust
Series 2004-FFH2, Class B1* (d) (h)	6.64	†	06/25/34	736		11,941
Green Tree Financial Corp.
Series 1998-3, Class A6	6.76		03/01/30	2,870		2,898,947
Series 1997-6, Class A9	7.55		01/15/29	2,006		2,152,198
Series 1995-6, Class M1(g)	8.10		09/15/26	8,650		8,788,530

						13,839,675

Harborview Mortgage Loan Trust
Series 2005-1, Class B4* (b) (d)	4.87	†	03/19/35	1,027		600,183
Series 2005-1, Class B5* (b) (d)	4.87	†	03/19/35	1,481		296,297
Series 2005-1, Class B6* (b) (d)	4.87	†	03/19/35	1,558		124,626
Series 2005-2, Class B4* (b) (d)	4.87	†	05/19/35	2,539		634,860
Series 2005-9, Class B11* (b) (d)	4.87	†	06/20/35	842		673,563
Series 2005-14, Class B4* (b)	5.69		12/19/35	1,177		411,959

						2,741,488

IXIS Real Estate Capital Trust
Series 2006-HE3, Class A1(d) (h)	3.19	†	10/25/36	503		491,560
Mid-State Trust
Series 10, Class B	7.54		02/15/36	1,513		1,380,848
Series 2004-1, Class M2	8.11		08/15/37	2,308		2,360,894

						3,741,742

Morgan Stanley Capital Inc.
Series 2006-WMC2, Class A2C(d) (h)	3.29	†	06/25/36	4,030		3,110,261

THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
Portfolio of investments (Unaudited)
February 29, 2008

				Principal
	Interest			Amount
	Rate		Maturity	(000s)	Value

ASSET-BACKED SECURITIES (continued)

Series 2006-HE1, Class A3(d) (h)	3.32	†%	01/25/36	$2,845	$2,721,829

					5,832,090

Securitized Asset Backed Receivables LLC Trust
Series 2005-HE1, Class A1A*(b) (d) (h)	3.44	†	10/25/35	2,799	2,757,950
Structured Asset Securities Corporation
Series 2005-6, Class B5	5.34	†	05/25/35	962	173,163
Series 2005-6, Class B6	5.34	†	05/25/35	962	115,442
Series 2005-6, Class B7	5.34	†	05/25/35	591	29,528

					318,133

Vanderbilt Mortgage Finance, Inc.
Series 2001-B, Class A5	6.96		09/07/31	2,000	2,132,904

Total Housing Related Asset-Backed Securities
(Cost — $52,620,617)					45,132,567

Non-Housing Related Asset-Backed Securities - 1.8%

Aerco Ltd.
Series 2A, Class A3* (b)	3.58	†	07/15/25	3,030	2,272,875
Airlines Pass Through Trust
Series 1R, Class A8	3.50	†	03/15/19	1,812	1,694,363
Securitized Multiple Asset Rated Trust
Series 1997-2, Class A(c) (g)	8.24		10/01/12	2,263	1

Total Non-Housing Related Asset-Backed Securities
(Cost — $4,280,657)					3,967,239

Franchise Securities - 0.1%

Franchisee Loan Receivable Trust Series 1995-B, Class A* (g) (cost $736,567)	9.33	†	01/15/11	735	234,168

Collateralized Debt Obligations - 2.7%

Anthracite CDO I Ltd.
Series 2002-CIBA, Class CFL* (b) (g)	6.39		05/24/37	5,000	4,033,895
Apidos CDO
Series 2005-2A, Class B* (b)	5.81		12/21/18	2,000	1,455,000
Porter Square CDO I Limited
Series 1A, Class C* (b)	6.66	†	08/15/38	2,000	400,000

Total Collateralized Debt Obligations
(Cost — $8,962,111)					5,888,895

Total Asset-Backed Securities
(Cost — $66,599,952)					55,222,869

COMMERCIAL MORTGAGE BACKED SECURITIES - 20.8%

Banc America Commercial Mortgage Trust
Series 2006-2, Class J*	5.48		05/10/45	332	127,308
Series 2007-2, Class K*	5.70		04/10/49	5,000	1,979,455

					2,106,763

Bear Stearns Commercial Mortgage Securities
Series 2006-PWR13, Class J*	5.26		09/11/41	896	435,327
Series 2006-PWR13, Class K	5.26		09/11/41	693	301,840
Series 2006-PWR11, Class H*	5.63		03/11/39	1,700	891,317
Series 2007-TOP28, Class F* (b)	5.99		09/11/42	250	134,553
Series 2006-PWR13, Class H*	6.03		09/11/41	4,083	2,182,245
Series 1999-C1, Class D*	6.53		02/14/31	5,000	4,642,615

					8,587,897

CD 2006 CD2
Series 2006-CD2, Class J* (b)	5.65		01/15/46	1,000	522,276
Commercial Mortgage Asset Trust
Series 1999-C1, Class C	7.35		01/17/32	2,000	2,139,868

THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
Portfolio of investments (Unaudited)
February 29, 2008

				Principal
	Interest			Amount
	Rate		Maturity	(000s)	Value

COMMERCIAL MORTGAGE BACKED SECURITIES (continued)

Commercial Mortgage Lease-Backed Certificate
Series 2001-CMLB, Class A1* (b)	6.75%		06/20/31	$1,669	$1,720,664
Credit Suisse First Boston Mortgage
Series 2004-C5, Class J* (b)	4.65	†	11/15/37	1,000	591,347
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class L*	5.15		09/15/39	684	326,338
Series 2006-C4, Class M*	5.15		09/15/39	754	338,529
Series 2006-C1, Class K* (b)	5.55		02/15/39	4,715	2,498,224
Series 2006-C4, Class K* (b)	6.10		09/15/39	4,950	2,635,504

					5,798,595

JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class H* (b)	5.72		12/12/44	2,300	1,222,144
Series 2007-CB18, Class G* (b)	5.92		06/12/47	1,200	596,566
Series 2007-LDP11, Class J*	6.01		06/15/49	511	251,587
Series 2007-LDP11, Class K*	6.01		06/15/49	939	374,276

					2,444,573

JP Morgan Commercial Mortgage Finance Corp.
Series 1999-C8, Class C	7.43	†	07/15/31	5,000	5,136,685
LB-UBS Commercial Mortgage Trust
Series 2002-C2, Class L* (b)	5.68		07/15/35	5,300	4,211,364
LNR CDO V Limited
Series 2007-1A, Class F* (b) (g)	4.57	†	12/26/49	3,750	642,041
Morgan Stanley Capital I
Series 2006-TOP21, Class H* (b)	5.44		10/12/52	1,500	714,996
Series 2006-IQ11, Class J* (b)	5.53		10/15/42	256	92,750
Series 2007-TOP27, Class G*	5.80		06/13/42	501	201,288

					1,009,034

Nationslink Funding Corp.
Series 1998-2, Class F* (b)	7.11		08/20/30	4,840	4,633,225
UBS 400 Atlantic Street Mortgage Trust
Series 2002-C1A, Class B3* (b)	7.19		01/11/22	3,000	3,309,000
Wachovia Bank Commercial Mortgage Trust
Series 2005-C16, Class H* (b)	5.54		10/15/41	4,000	2,495,284

Total Commercial Mortgage Backed Securities
(Cost — $64,130,244)					45,348,616

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 14.0%

Subordinated Collateralized Mortgage Obligations - 14.0%

Banc of America Alternative Loan Trust
Series 2004-3, Class 30B6	5.50		04/25/34	20	537
Banc of America Funding Corporation
Series 2003-3, Class B4	5.47	†	10/25/33	881	508,409
Series 2003-3, Class B5	5.47	†	10/25/33	881	508,373
Series 2003-3, Class B6	5.47	†	10/25/33	884	212,231

					1,229,013

Banc of America Mortgage Securities, Inc.
Series 2005-4, Class B4	5.50		05/25/35	527	292,023
Series 2005-4, Class B5	5.50		05/25/35	396	134,277
Series 2005-4, Class B6	5.50		05/25/35	264	43,576
Series 2005-5, Class 30B4	5.50		06/25/35	773	378,666
Series 2005-5, Class 30B5	5.50		06/25/35	579	208,076
Series 2005-5, Class 30B6	5.50		06/25/35	580	95,709
Series 2007-4, Class B3*	6.19		12/28/37	497	284,853
Series 2001-4, Class 1B3	6.75		04/20/31	1,241	1,238,259

					2,675,439

THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
Portfolio of investments (Unaudited)
February 29, 2008

				Principal
	Interest			Amount
	Rate		Maturity	(000s)	Value

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)

Countrywide Home Loans
Series 2003-J13, Class B3	5.22%		01/25/34	$353	$227,072
Series 2003-J13, Class B4*	5.22		01/25/34	529	268,214
Series 2003-J13, Class B5*	5.22		01/25/34	265	66,181
Series 2003-57, Class B3	5.50		01/25/34	472	331,613
Series 2007-11, Class B2	6.00		08/25/37	996	638,174
Series 2007-17, Class B1	6.24		10/25/37	1,218	826,559

					2,357,813

Fieldstone Mortgage Investment Corp.
Series 2006-3, Class 2A3(d) (h)	3.30	†	11/25/36	2,215	1,647,008
First Horizon Mortgage Pass-Through Trust
Series 2005-4, Class B5* (b)	5.45	†	07/25/35	409	144,066
Series 2005-4, Class B6* (b)	5.45	†	07/25/35	410	82,091

					226,157

First Republic Mortgage Loan Trust
Series 2000-FRB1, Class B3	3.64	†	06/25/30	232	207,297
G3 Mortgage Reinsurance Ltd.
Series 1, Class E* (b)	23.14	†	05/25/08	5,423	5,450,501
JP Morgan Mortgage Trust
Series 2003-A2, Class B4	5.10	†	11/25/33	539	342,006
Residential Finance Limited Partnership
Series 2004-B, Class B5* (b)	4.72	†	02/10/36	3,348	2,673,167
Residential Funding Mortgage Securities I, Inc.
Series 2004-S1, Class B1	5.25		02/25/34	580	383,090
Series 2004-S1, Class B3	5.25		02/25/34	214	16,826
Series 2003-S7, Class B2	5.50		05/25/33	651	382,408
Series 2003-S7, Class B3(a)	5.50		05/25/33	929	213,574
Series 2003-S2, Class B1* (b)	5.75		02/25/33	304	232,273
Series 2007-S7, Class M2	6.00		07/25/37	252	179,703

					1,407,874

Resix Finance Ltd. Credit-Linked Notes
Series 2005-C, Class B7* (b)	6.27	†	09/10/37	3,860	2,590,164
Series 2004-C, Class B7* (b)	6.67	†	09/10/36	1,424	1,126,586
Series 2003-D, Class B7* (b) (g)	8.92	†	12/10/35	1,839	1,708,309
Series 2003-CB1, Class B8* (b)	9.92	†	06/10/35	1,828	1,708,609
Series 2006-C, Class B11* (b)	10.37	†	07/15/38	997	602,044
Series 2006-C, Class B12* (b)	12.37	†	07/15/38	1,994	1,144,951
Series 2004-A, Class B10* (b)	14.67	†	02/10/36	821	748,860

					9,629,523

Washington Mutual
Series 2005-AR2, Class B11* (b) (d)	4.58	†	01/25/45	2,957	443,475
Series 2005-AR2, Class B12* (b) (d)	4.58	†	01/25/45	2,096	167,693
Series 2005-AR2, Class B9(d)	4.58	†	01/25/45	1,187	593,675
Series 2003-S1, Class B4* (b)	5.50		04/25/33	311	220,008

					1,424,851

Wells Fargo Mortgage Backed Securities Trust
Series 2004-6, Class B4	5.50		06/25/34	1,714	771,496
Series 2004-6, Class B5	5.50		06/25/34	1,029	308,655
Series 2004-6, Class B6	5.50		06/25/34	686	123,465
Series 2002-10, Class B6	6.00		06/25/32	448	125,345

					1,328,961

Total Subordinated Collateralized Mortgage Obligations
(Cost — $42,040,501)					30,600,147

Total Non-Agency Residential Mortgage Backed Securities
(Cost — $42,040,501)					30,600,147

THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
Portfolio of investments (Unaudited)
February 29, 2008

				Notional
	Interest			Amount
	Rate		Maturity	(000s)	Value

INTEREST ONLY SECURITIES - 5.8%

Banc of America Commercial Mortgage Inc.
Series 2003-1, Class XP2* (b) (f)	1.34	†%	09/11/36	$49,778	$1,138,467
Bear Stearns Commercial Mortgage Securities
Series 2001-TOP2, Class X2* (b) (f)	1.05	†	02/15/35	74,184	147,403
COMM Commercial Mortgage
Class 2001-J2A, Class EIO* (b) (f)	3.74	†	07/16/34	10,000	2,403,090
Commercial Capital Access One, Inc.
Series 2001-A, Class T1(f) (g)	4.50		02/15/09	18,000	792,000
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C1, Class X1* (b) (f)	0.49	†	05/10/36	79,073	3,217,484
GS Mortgage Securities Corp. II
Series 2001-ROCK, Class X1* (b) (f)	0.20	†	05/03/18	246,127	1,795,987
Vendee Mortgage Trust
Series 1997-2, Class IO(f)	0.06	†	06/15/27	29,145	40,220
Wachovia Bank Commercial Mortgage Trust
Series 2002-C2, Class IO1* (b) (f)	0.55	†	11/15/34	77,240	3,153,875

Total Interest Only Securities
(Cost — $12,526,563)					12,688,526

			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value

HIGH YIELD CORPORATE BONDS - 11.0%

Basic Industry - 2.5%

AK Steel Corp.	7.75	06/15/12	400	403,000
Arch Western Finance LLC	6.75	07/01/13	400	394,000
Buckeye Technologies Inc.	8.50	10/01/13	400	406,000
Chemtura Corp.	6.88	06/01/16	250	226,250
Crown Americas LLC	7.75	11/15/15	400	409,000
Freeport Mcmoran Couper & Gold	8.38	04/01/17	250	265,000
Georgia-Pacific Corp.	8.13	05/15/11	400	396,000
Hawker Beechcraft Acquisition Co.* (b)	8.50	04/01/15	400	409,000
Momentive Performance* (b)	9.75	12/01/14	400	358,000
Mosaic Co/The* (b)	7.38	12/01/14	250	265,625
Mueller Water Products Inc.* (b)	7.38	06/01/17	250	217,500
Owens Brockway Glass Container Inc.	6.75	12/01/14	250	250,000
Peabody Energy Corp.	6.88	03/15/13	250	254,688
Steel Dynamics Inc.	6.75	04/01/15	250	244,375
Tube City IMS Corp.* (b)	9.75	02/01/15	400	353,000
U.S. Steel Corp.	7.00	02/01/18	250	247,626
Westlake Chemical Corp.	6.63	01/15/16	400	354,000

Total Basic Industry
(Cost — $5,560,632)				5,453,064

Capital Goods - 1.0%

Alliant Techsystems Inc.	6.75	04/01/16	250	244,375
Case Corp.	7.25	01/15/16	250	251,250
Manitowoc Co., Inc./The	7.13	11/01/13	400	389,000
Terex Corp.	7.38	01/15/14	400	397,000
Texas Industries Inc.	7.25	07/15/13	250	238,750
Transdigm Inc.* (b)	7.75	07/15/14	400	398,000
Trinity Industries Inc.	6.50	03/15/14	250	242,500

Total Capital Goods
(Cost — $2,196,359)				2,160,875

Consumer Cyclical - 0.5%

Avis Budget Car Rental LLC* (b)	7.63	05/15/14	400	348,000
Ford Motor Credit Co.	7.00	10/01/13	400	328,228

THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
Portfolio of investments (Unaudited)
February 29, 2008

			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value

HIGH YIELD CORPORATE BONDS (continued)
Levi Strauss & Co.	9.75%	01/15/15	$250	$248,125
Phillips-Van Heusen Corp.	7.25	02/15/11	250	251,250

Total Consumer Cyclical
(Cost — $1,282,791)				1,175,603

Consumer Non-Cyclical - 1.1%

Constellation Brands Inc.* (b)	7.25	05/15/17	400	385,000
Couche-Tard U.S. LP	7.50	12/15/13	400	398,000
Delhaize Group	6.50	06/15/17	250	255,555
Jarden Corp.	7.50	05/01/17	400	350,500
Service Corp. Int’l	6.75	04/01/16	400	398,000
Stater Brothers Holdings	8.13	06/15/12	400	398,000
Supervalu Inc.	7.50	11/15/14	200	198,500

Total Consumer Non-Cyclical
(Cost — $2,394,285)				2,383,555

Energy - 2.2%

Chesapeake Energy Corp.	6.88	01/15/16	400	394,000
Consol Energy Inc.	7.88	03/01/12	250	263,750
El Paso Corp.	6.88	06/15/14	250	255,639
Ferrellgas GRS LP	6.75	05/01/14	400	390,500
Grant Prideco Inc. Series B	6.13	08/15/15	400	412,000
Newfield Exploration Company	6.63	09/01/14	250	245,000
OPTI Canada Inc.* (b)	8.25	12/15/14	400	395,000
Pioneer Natural Resources Co.	6.65	03/15/17	250	239,702
Range Resources Corp.	7.50	05/15/16	400	413,000
Sabine Pass LNG LP* (b)	7.50	11/30/16	400	392,000
SESI LLC	6.88	06/01/14	400	386,000
Southwestern Energy Company* (b)	7.50	02/01/18	250	257,500
Whiting Petroleum Corp.	7.25	05/01/13	400	397,000
Williams Companies Inc.* (b)	6.38	10/01/10	250	255,625

Total Energy
(Cost — $4,671,120)				4,696,716

Finance & Investment - 0.0%

Deluxe Corp.* (b)
(Cost — $100,000)	7.38	06/01/15	100	96,125

Media - 0.6%

Charter Communications Operating LLC* (b)	8.38	04/30/14	400	368,000
Idearc Inc.* (b)	8.00	11/15/16	400	236,000
Lamar Media Corp.	6.63	08/15/15	400	368,000
Mediacom Broadband LLC	8.50	10/15/15	400	316,000

Total Media
(Cost — $1,600,538)				1,288,000

Services Cyclical - 1.0%

AMC Entertainment Inc. Series B	8.63	08/15/12	400	400,000
Corrections Corp. of America	7.50	05/01/11	250	255,000
Iron Mountain Inc.	8.63	04/01/13	400	403,000
Pokagon Gaming Authority* (b)	10.38	06/15/14	373	387,920
Seneca Gaming Corp.	7.25	05/01/12	400	384,000
Wynn Las Vegas Capital Corp.	6.63	12/01/14	250	240,000

Total Services Cyclical
(Cost — $2,121,005)				2,069,920

Services Non-Cyclical - 0.7%

Allied Waste North America Inc.	6.88	06/01/17	400	387,000
ARAMARK Services Inc.	8.50	02/01/15	400	394,000
Church & Dwight Company Inc.	6.00	12/15/12	400	387,000

THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
Portfolio of investments (Unaudited)
February 29, 2008

			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value

HIGH YIELD CORPORATE BONDS (continued)
HCA Inc.	9.25%	11/15/16	$250	$256,250

Total Services Non-Cyclical
(Cost — $1,457,118)				1,424,250

Technology & Electronics - 0.8%

Flextronics International LTD	6.25	11/15/14	400	371,000
GSC Holdings Corp.	8.00	10/01/12	390	410,963
Itron Inc.	7.75	05/15/12	400	383,000
L-3 Communications Corp.	6.13	07/15/13	250	247,500
Sungard Data Systems Inc.	4.88	01/15/14	400	352,000

Total Technology & Electronics
(Cost — $1,798,933)				1,764,463

Telecommunications - 0.6%

American Tower Corp.* (b)	7.00	10/15/17	250	249,375
Cincinnati Bell Inc.	8.38	01/15/14	400	384,000
Citizens Communications Co.	6.25	01/15/13	400	368,000
Windstream Corp.	7.00	03/15/19	400	364,000

Total Telecommunications
(Cost — $1,450,009)				1,365,375

Total High Yield Corporate Bonds
(Cost — $24,632,790)				23,877,946

	Shares	Value

Common Stocks - 0.4%

MFA Mortgage Investments Incorporated (REIT)
(cost $728,355)	100,000	956,000

Preferred Stock - 0.3%

SL Green Realty Corp., Series C, 7.63%, (REIT)
(cost $770,075)	29,900	680,225

			Principal
	Interest		Amount
	Rate	Maturity	(000s)		Value

SHORT TERM INVESTMENTS - 0.8%

Merrill Lynch Repurchase Agreement, dated 02/29/2008 (collateralized by $1,905,000 par FNMA Pool 735893, 5.00%, maturing 10/01/2035, valued at $1,878,509); proceeds $1,500,381	3.05	03/03/08	$1,500		1,500,000
United States Treasury Bill	0.00	06/19/08	200	#	198,923

Total Short Term Investments
(Cost — $1,698,045)					1,698,923

Total Investments - 133.8%
(Cost — $331,840,442)					291,993,506

Liabilities in Excess of Other Assets — (33.8)%					(73,822,652)

NET ASSETS - 100.0%					$218,170,854

†	—	Variable Rate Security: Interest rate is the rate in effect February 29, 2008.

*	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	—	Represents a class of subordinated mortgage backed securities (First Loss Bonds) that are the first to receive credit losses on the underlying mortgage pools and will continue to receive the credit losses until the subordinated class is paid off.

THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
Portfolio of investments (Unaudited)
February 29, 2008

(b)	—	Private placement.

(c)	—	This issue is currently making only partial interest payments.

(d)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.

(e)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

(f)	—	Interest rate is based on the notional amount of the underlying mortgage pools.

(g)	—	Security valued in good faith pursuant to fair value procedures adopted by the Board of Directors. As of February 29, 2008, the total value of all such securities was $16,198,944 or 7.4% of net assets.

(h)	—	Investment in sub-prime security. As of February 29, 2008 the total value of all such investments was $12,130,886 or 5.6% of net assets.

@	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements.

#	—	Portion or entire principal amount delivered as collateral for open future contracts.

CDO	—	Collateralized Debt Obligation

REIT	—	Real Estate Investment Trust

/\	—	At February 29, 2008, the aggregate cost of investments for income tax purposes was $331,840,442. Net unrealized depreciation aggregated $39,846,936 of which $4,747,469 related to appreciated investment securities and $44,594,405 related to depreciated investment securities.

/\	—	Portion or entire principal amount delivered as collateral for swap contracts.

THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
February 29, 2008
Valuation of Investments: Where market quotations are readily available, securities held by the Fund are valued based upon the current bid price, except preferred stocks, which are valued based upon the closing price. Securities may be valued by independent pricing services that have been approved by the Board of Directors. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. The Fund values mortgage-backed securities (“MBS”) and other debt securities for which market quotations are not readily available (approximately 7% of the investments in securities held by the Fund at February 29, 2008) at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Fund, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.
The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The values of MBS can be significantly affected by changes in interest rates or in the financial condition of an issuer or market.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 29, 2008, in valuing the Fund’s assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$956,000	$252,506

Level 2 — Other Significant Observable Inputs	274,838,563	(13,925,002)

Level 3 — Significant Unobservable Inputs	16,198,943	—

Total	$291,993,506	$(13,672,496)

*	Other financial instruments include futures and swap contracts.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in	Other Financial
	Securities	Instruments

Balance as of December 1, 2007	$9,211,599	$—

Accrued discounts/premiums	—	—

Realized gain (loss)	(1)	—

Change in unrealized appreciation (depreciation)	(1,805,141)	—

Net purchases (sales)	(223,284)	—

Transfers in and/or out of Level 3	9,015,770	—

Balance as of February 29, 2008	$16,198,943	$—

THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
February 29, 2008
Reverse Repurchase agreements: The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.
Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
As of February 29, 2008, the Fund had the following reverse repurchase agreements outstanding:

		Maturity
Face Value	Description	Amount

$4,836,000	Bear Stearns, 3.20%, dated 2/14/08, maturity date 3/17/08	$4,849,756
7,391,000	Bear Stearns, 3.20%, dated 2/14/08, maturity date 3/17/08	7,412,023
9,046,000	Credit Suisse, 3.24%, dated 2/20/08, maturity date 3/19/08	9,068,796
2,582,000	Credit Suisse, 3.24%, dated 2/20/08, maturity date 3/19/08	2,588,507
2,365,000	Credit Suisse, 3.24%, dated 2/20/08, maturity date 3/19/08	2,370,960
9,337,500	Credit Suisse, 3.19%, dated 2/8/08, maturity date 3/18/08	9,369,769
4,703,980	Credit Suisse, 3.19%, dated 2/8/08, maturity date 3/18/08	4,720,236
2,953,125	Credit Suisse, 3.19%, dated 2/8/08, maturity date 3/18/08	2,963,331
6,236,000	Lehman Brothers, 3.20%, dated 2/22/08, maturity date 3/25/08	6,252,075
4,829,000	Lehman Brothers, 3.20%, dated 2/22/08, maturity date 3/25/08	4,841,448
10,750,000	Merrill Lynch, 2.50%, dated 2/7/08, maturity date 3/6/08	10,770,903
$65,029,605
	Maturity Amount, Including Interest Payable	$65,207,804

	Market Value of Assets Sold Under Agreements	$67,206,033

	Weighted Average Interest Rate	3.09%

The average daily balance of reverse repurchase agreements outstanding during the three months ended February 29, 2008, was approximately $61,312,159 at a weighted average interest rate of 4.22%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $65,169,561 as of February 22, 2008, which was 22.63% of total assets.
Swap agreements: The Fund may enter into swap agreements to manage its exposure to various risks. An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offer Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium,

THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
February 29, 2008
generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.
As of February 29, 2008, the following swap agreements were outstanding:

	Expiration		Net Unrealized
Notional Amount	Date	Description	Depreciation
$5,000,000	10/15/48	Agreement with Bear Sterns., dated 11/28/06 to receive monthly the notional amount multiplied by 0.75% and pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on WBCMT 2006-C28J.	$(2,624,060)

2,500,000	9/11/42	Agreement with Bear Stearns, dated 11/2/05 to receive monthly the notional amount multiplied by 2.10% and pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on BSCMS 2005-PWR9K.	(1,265,473)

5,000,000	10/12/41	Agreement with Greenwich Capital, dated 12/1/06 to receive monthly the notional amount multiplied by 0.75% and pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on BSCMS 2006-T24H.	(3,304,931)

5,000,000	8/12/41	Agreement with Greenwich Capital., dated 12/1/06 to receive monthly the notional amount multiplied by 0.75% and pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on MSC 2006-T23H.	(5,631,929)

5,000,000	2/15/39	Agreement with Royal Bank of Scotland, dated 8/11/06 to receive monthly the notional amount multiplied by 1.08% and pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on CSMC 2006 C1K.	(2,392,865)

4,000,000	11/08/09	Agreement with J.P. Morgan Chase, dated 11/06/07 to pay semi-annually the notional amount multiplied by 4.45% and receive quarterly the notional amount multiplied by 3 month USD-LIBOR-BBA.	(165,043)

4,500,000	11/07/09	Agreement with J.P. Morgan Chase, dated 11/05/07 to pay semi-annually the notional amount multiplied by 4.40% and receive quarterly the notional amount multiplied by 3 month USD-LIBOR-BBA.	(180,921)

20,000,000	4/10/12	Agreement with J.P. Morgan Chase, dated 3/28/07 to receive semi-annually the notional amount multiplied by 4.96% and pay quarterly the notional amount multiplied by 3 month USD-LIBOR-BBA.	1,640,220
			$(13,925,002)

THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
February 29, 2008
Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.
The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.
As of February 29, 2008, the following futures contracts were outstanding:
Long:

Notional			Cost at	Value at	Unrealized
Amount	Type	Expiration Date	Trade Date	February 29, 2008	Appreciation
$16,300,000	5 Yr. U.S. Treasury Note	June 2008	$8,389,660	$18,622,750	$233,090

700,000	10 Yr. U.S. Treasury Note	June 2008	801,533	820,969	19,416

					$252,506

Item 2. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.
(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 3. Exhibits
(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.

By:	/s/ Clifford E. Lai Clifford E. Lai Principal Executive Officer
Date: April 24, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Clifford E. Lai Clifford E. Lai Principal Executive Officer
Date: April 24, 2008

By:	/s/ Thomas F. Doodian Thomas F. Doodian Treasurer and Principal Financial Officer
Date: April 23, 2008